Equity Instruments - Special Issuance of Series C Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 13, 2020
Temporary Equity [Line Items]
Original issue price per share (in usd per share)						$ 0.37534
Proceeds from issuance of redeemable convertible preferred stock		$ 0	$ 28,278
Number of common shares to be issued at no additional consideration for every redeemable convertible preferred stock purchased	5
Number of shares issued			75,660,962	75,660,962	3,258,288
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Original issue price per share (in usd per share)	$ 5.52438	$ 5.524		$ 5.524	$ 5.524
Proceeds from issuance of redeemable convertible preferred stock	$ 18,000			$ 0	$ 17,844
Number of shares issued	3,258,288
Common Stock
Temporary Equity [Line Items]
Number of shares issued	9,227,960